September 24, 2007

Securities and Exchange Commission
Division of Corporate Finance
100 F Street N.E.
Washington D.C. 20549-3561
Attn: Michael Moran

Re: TETRA Technologies, Inc.
Form 10-K for the fiscal year ended December 31, 2006
File No. 1-13455

Dear Mr. Moran:

Set forth in the attached memorandum are the responses of the Company to the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated September 13, 2007 with respect to the above referenced filing. For your convenience, the comments provided by the Staff have been included before each response in the order presented in the comment letter.

As indicated in the attached memorandum, the Company respectfully requests that any revised disclosures, to the extent applicable, be included in the Company’s future filings, including its September 30, 2007 Form 10-Q, rather than amending its Form 10-K. Pursuant to your instructions, where applicable, we have included revised disclosures in the attached memorandum.

Should you have any questions or comments, please call the undersigned at (281) 364-2241 or Bill McDonald at Andrews Kurth LLP at (713) 220-4813. We would appreciate the opportunity to confer with the Staff before its response and/or the issuance of any additional comments.

Very truly yours,

/s/Bass C. Wallace, Jr.

Bass C. Wallace, Jr.

General Counsel & Secretary